UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2015	$18,953,265	1.0%

2016	7,761,387	0.4%

2017	71,142,111	3.8%

2018	291,628,356	15.4%

2019	57,771,580	3.1%

2020	19,742,759	1.0%

2023	13,100,690	0.7%

2034	4,742,120	0.3%

Not Applicable	1,290,791,477	68.1%

Other(1)	116,731,556	6.2%
	$1,892,365,301

(1)	Cash, cash equivalents, and other assets less liabilities

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 15.1%
Global - 4.3%

Earthquake - 0.2%
Market Re 2014-4 Class A 4.000%, 06/15/2016 (a)(b)(c)	$2,802,000	$2,816,010
Market Re 2014-4 Class B 4.000%, 06/15/2016 (a)(b)(c)	1,019,000	1,024,095

		3,840,105

Mortality/Longevity - 1.4%
Chesterfield Re 2014-1 4.500%, 12/15/2034 (c)	4,719,936	4,742,120
Vitality Re VI Class B 2.110%, 01/08/2019 (a)(b)(c)	22,000,000	22,027,500

		26,769,620

Multiperil - 2.6%
Atlas IX 2015-1 7.109%, 01/07/2019 (a)(b)(c)	8,516,000	8,492,155
Galileo Re 2015-1 Class A 13.510%, 01/08/2018 (a)(b)(c)	15,778,000	15,957,869
IBRD Re 2014-1 6.697%, 06/07/2017 (a)(b)(c)	5,000,000	4,997,500
Kilimanjaro Re 2014-1 Class B 4.510%, 04/30/2018 (a)(b)(c)	14,504,000	14,496,023
Loma Re 2013-1 A 8.270%, 01/08/2018 (a)(b)(c)	335,000	348,350
Loma Re 2013-1 B 10.570%, 01/08/2018 (a)(b)(c)	1,005,000	1,051,733
Loma Re 2013-1 C 16.500%, 01/08/2018 (a)(b)(c)	1,739,000	1,809,777
Venterra Re 2013-1 A 3.760%, 01/09/2017 (a)(b)(c)	2,154,000	2,143,661

		49,297,068

Windstorm - 0.1%
Queen Street X Re 5.760%, 06/08/2018 (a)(b)(c)	1,721,000	1,718,418

		81,625,211

Japan - 0.2%

Earthquake - 0.2%
Kizuna Re II Class A 2.260%, 04/06/2018 (a)(b)(c)	2,500,000	2,505,000
Nakama Re 2.510%, 04/13/2018 (a)(b)(c)	1,500,000	1,508,925
Nakama Re 2014-2 Class 1 2.135%, 01/16/2019 (a)(b)(c)	1,000,000	999,550

		5,013,475

Mexico - 0.2%

Windstorm - 0.2%
MultiCat Mexico 2012-1 C 7.510%, 12/04/2015 (a)(b)(c)	4,000,000	3,987,200

Turkey - 0.1%

Earthquake - 0.1%
Bosphorus 1 Re 2013-1 A 2.510%, 05/03/2016 (a)(b)(c)	1,250,000	1,248,250

	PRINCIPAL AMOUNT	FAIR VALUE

United States - 10.3%

Earthquake - 0.5%
Golden State Re II 2.210%, 01/08/2019 (a)(b)(c)	$5,400,000	$5,384,340
Lakeside Re III 8.010%, 01/08/2016 (a)(b)(c)	1,250,000	1,283,312
Merna Re 2015-1 2.010%, 04/09/2018 (a)(b)(c)	2,522,000	2,510,399

		9,178,051

Multiperil - 3.8%
East Lane Re VI 2.760%, 03/14/2018 (a)(b)(c)	14,443,000	14,258,130
East Lane VI 2015-1 3.760%, 03/13/2023 (a)(b)(c)	13,213,000	13,100,690
Residential Re 2014-1 10 15.010%, 06/06/2018 (a)(b)(c)	10,338,000	10,418,636
Residential Re 2014-1 13 3.510%, 06/06/2018 (a)(b)(c)	2,859,000	2,871,151
Riverfront Re 2014 4.010%, 01/06/2017 (a)(b)(c)	4,022,000	3,988,014
Sanders Re 2014-1 D 3.910%, 05/28/2019 (a)(b)(c)	21,295,000	20,868,035
Sanders Re 2014-2 3.910%, 06/07/2017 (a)(b)(c)	4,927,000	4,891,772
Skyline Re 2014-1 A 14.010%, 01/23/2017 (a)(b)(c)	2,166,000	2,252,640

		72,649,068

Windstorm - 6.0%
Alamo Re Ltd. 6.360%, 06/07/2017 (a)(b)(c)	892,000	895,702
Armor Re Ltd. 4.010%, 12/15/2016 (a)(b)(c)	1,000,000	989,700
Citrus Re 2014-1 4.260%, 04/18/2017 (a)(b)(c)	7,410,000	7,252,537
Citrus Re 2014-2 3.760%, 04/24/2017 (a)(b)(c)	1,483,000	1,452,673
Citrus Re 2015-1 Class A 4.760%, 04/09/2018 (a)(b)(c)	11,501,000	11,423,368
Citrus Re 2015-1 Class B 6.010%, 04/09/2018 (a)(b)(c)	17,253,000	17,158,109
Citrus Re 2015-1 Class C 9.010%, 04/09/2018 (a)(b)(c)	5,319,000	5,285,756
Cranberry Re 2015-1 3.810%, 07/06/2018 (a)(b)(c)(f)	5,044,000	5,044,000
Everglades Re 2014 7.510%, 04/28/2017 (a)(b)(c)	17,758,000	17,916,046
Everglades Re II 2015-1 5.160%, 05/03/2018 (a)(b)(c)	10,000,000	10,000,000
Gator Re 2014 6.690%, 01/09/2017 (a)(b)(c)	13,724,000	12,663,821
Kilimanjaro Re 2014-1 Class A 4.760%, 04/30/2018 (a)(b)(c)	9,740,000	9,818,894
Manatee Re 2015-1 5.010%, 12/22/2017 (a)(b)(c)	4,571,000	4,548,145

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 6.0% (continued)
Pelican Re 2013-1 A 6.010%, 05/15/2017 (a)(b)(c)	$8,000,000	$8,139,600

		112,588,351

		194,415,470

TOTAL EVENT LINKED BONDS (Cost $287,980,266)		286,289,606

PARTICIPATION NOTES (QUOTA SHARES) - 10.5%
Global - 10.5%

Multiperil - 10.5%
Eden Re 2015-1 04/19/2018 (a)(d)(e)(f) (Cost: $7,000,000; Acquisition Date: 12/29/2014)	7,000,000	7,228,934
Eden Re II 2015-1 04/19/2018 (a)(d)(e)(f) (Cost: $154,751,812, Original Acquisition Date: 12/12/2014)	154,250,000	156,214,884
Sector Re V LTD Series 5 Class A 03/01/2020 (a)(d)(e) (Cost: $2,492,759, Acquisition Date: 04/27/2015)	2,492,759	2,492,759
Sector Re V LTD Series 5 Class F 03/01/2020 (a)(d)(e) (Cost: $17,250,000; Acquisition Date: 04/27/2015)	17,250,000	17,250,000
Silverton Re 2014-1 09/16/2016 (a)(d)(f) (Cost: $215,000; Acquisition Date: 12/18/2013)	215,000	400,020
Silverton Re 2015-1 12/18/2015 (a)(d)(e)(f) (Cost: $14,067,244; Acquisition Date: 12/18/2014)	14,000,000	14,966,065

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $195,776,815)		198,552,662

PREFERENCE SHARES (QUOTA SHARES) - 62.9%	SHARES	FAIR VALUE
Canada - 0.9%

Multiperil - 0.9%
Awosting (Kane Segregated Account Company) (a)(d) (Cost: $20,393,592; Original Acquisition Date: 12/27/2013)	112	17,920,502

Global - 57.0%

Marine/Energy - 0.3%
Victoria (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $5,180,502; Original Acquisition Date: 01/30/2014)	5,159	5,626,702

	SHARES	FAIR VALUE
Multiperil - 56.7%
Acadia (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $51,881,538; Acquisition Date: 12/27/2013)	100	$54,815,331
Altair Re II (a)(d) (Cost: $7,332,515; Original Acquisition Date: 12/27/2013)	15,632,172	9,043,211
Altair Re III (a)(d)(e) (Cost: $34,877,500; Original Acquisition Date: 12/23/2014)	35,000,000	35,693,000
Axis Ventures Re Cell 0001 Class A (a)(d)(e)(f) (Cost: $5,035,040; Acquisition Date: 12/30/2013)	62,938	5,761,634
Axis Ventures Re Cell 0003 (a)(d)(e)(f) (Cost: $56,732,077; Acquisition Date: 03/05/2015)	730,000	46,820,886
Banff (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $29,715,000; Acquisition Date: 01/22/2015)	29,715	30,244,496
Biscayne (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	42,348,520
Carlsbad (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $100, Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Kane Segregated Account Company) (a)(d)(f) (Cost: $103,203,576; Original Acquisition Date: 04/28/2014)	103,171	102,570,965
Cumberland (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $19,500,000; Acquisition Date: 04/10/2015)	19,500	20,377,046
Decker (Kane Segregated Account Company) (a)(d)(f) (Cost: $8,012,643; Acquisition Date: 12/26/2013)	100	8,573,344
Denali (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $75,060,000; Acquisition Date: 01/05/2015)	75,060	77,711,815
Hatteras (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $43,768,000; Acquisition Date: 12/30/2014)	43,768	45,068,018
Hudson Alexander (Mt. Logan Re) (a)(d) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	41,167,152
Hudson Charles (Mt. Logan Re) (a)(d) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,375,995
Hudson Charles 2 (Mt. Logan Re) (a)(d) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	8,510,956
Hudson Charles 3 (Mt. Logan Re) (a)(d)(e) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	18,655,414

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Hudson Paul (Mt. Logan Re) (a)(d)(e) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	$32,760,393
Hudson Paul 3 (Mt. Logan Re) (a)(d) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	8,630,666
La Ruta (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $23,765,000; Acquisition Date: 03/30/2015)	23,765	23,814,270
Latigo (Kane Segregated Account Company) (a)(d)(f) (Cost: $98,121,720; Acquisition Date: 01/06/2014)	358	105,602,267
LRe 2015 (a)(d)(e)(f) (Cost: $33,255,235; Acquisition Date: 03/31/2015)	332,552	33,502,438
Mackinac (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $25,426,251; Acquisition Date: 02/05/2015	22,136	26,332,023
Minnewaska (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $10,046,063; Acquisition Date: 05/30/2014)	10,046	11,594,803
Mohonk (Kane Segregated Account Company) (a)(d)(f) (Cost: $75,061,438; Acquisition Date: 12/24/2013)	100	80,271,226
Mojave (Kane Segregated Account Company) (a)(d)(e) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	38,587,339
Mulholland (Kane Segregated Account Company) (a)(d)(f) (Cost: $12,271,287; Acquisition Date: 12/26/2013)	100	13,136,379
Revelstoke (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $15,077,000; Acquisition Date: 01/28/2015)	15,077	15,516,287
Skytop (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $11,991,913; Acquisition Date: 01/09/2014)	100	16,594,968
Tallgrass (Kane Segregated Account Company) (a)(d)(e) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	38,098,129
Turrialba (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $10,061,000; Acquisition Date: 03/31/2015)	10,061	10,100,056
Yellowstone (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $33,061,438; Acquisition Date: 01/08/2014)	100	38,998,226

		1,072,277,353

		1,077,904,055

	SHARES	FAIR VALUE
United States - 5.0%

Agriculture - 2.0%
Axis Venture Re Cell 0002 (a)(d)(e)(f) (Cost: $25,000,000; Acquisition Date: 08/29/2014)	250,000	7,057,723
Bayswater (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $26,899,465, Acquisition Date: 06/16/2014)	26,899	$30,532,921

		37,590,644

Multiperil - 3.0%
Rondout (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $50,046,063; Acquisition Date: 06/19/2014)	50,046	56,445,928

		94,036,572

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $1,156,071,845)		1,189,861,129

PRIVATE FUND UNITS - 5.3%
Global - 5.3%

Multiperil - 5.3%
Aeolus Property Catastrophe J15 Keystone Fund (a)(d)(e)(f) (Cost: $62,511,849; Original Acquisition Date: 12/18/2014)	62,512	64,141,285
Aeolus Property Catastrophe Keystone Fund (a)(d)(f) (Cost: $1,408,855; Acquisition Date: 01/01/2014)	1,409	1,710,326
Aeolus Property Catastrophe Midyear Keystone Fund (a)(d)(e)(f) (Cost: $30,000,000; Acquisition Date: 05/23/2014)	30,000	35,078,737

TOTAL PRIVATE FUND UNITS (Cost $93,920,704)		100,930,348

SHORT-TERM INVESTMENTS - 4.7%

Money Market Funds - 4.7%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (g)	17,680,749	17,680,749
First American Government Obligations Fund - Class Z - 0.01% (g)	17,680,748	17,680,748
First American Prime Obligations Fund- Class Z - 0.02% (g)	17,680,749	17,680,749
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (g)	17,680,749	17,680,749
Short Term Investments Trust - Treasury Portfolio - Institutional Class- 0.01% (g)	17,680,749	17,680,749

TOTAL SHORT-TERM INVESTMENTS (Cost $88,403,744)		88,403,744

TOTAL INVESTMENTS (Cost $1,822,153,374) - 98.5%		1,864,037,489

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		28,327,812

TOTAL NET ASSETS - 100.0%		$1,892,365,301

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $1,770,891,625. Foreign concentration is as follows: Bermuda: 88.8%, Cayman Islands: 4.0%, Ireland: 0.5%, Supranational: 0.3%.
(b)	Variable rate security. The rate shown is as of April 30, 2015.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $286,289,606, which represents 15.1% of net assets.
(d)	Security is restricted to resale. The aggregate value of these securities at April 30, 2015 was $1,489,344,139, which represents 78.7% of net assets.
(e)	Non-income producing security.
(f)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $1,194,202,623, which represents 63.1% of net assets.
(g)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED DEPRECIATION
Australian Dollar, June 2015 Settlement	726	$57,324,960	$(2,269,038)
Canadian Dollar, June 2015 Settlement	216	17,858,880	(988,272)
Euro FX, June 2015 Settlement	182	25,630,150	(1,674,465)
U. S. Treasury 5-Year Note, June 2015 Settlement	37	4,444,914	(24,939)

Total Futures Contracts Sold		$105,258,904	$(4,956,714)

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Assets and Liabilities	April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
ASSETS:
Investments, at fair value(1)	$1,864,037,489
Interest receivable	1,584,557
Investment receivable	26,116,309
Dividend receivable	1,123,246
Receivable for fund shares sold	373,362
Foreign currencies, at value(2)	4,083,126
Cash held at broker	8,826,486
Other assets	147,018
Total assets	1,906,291,593
LIABILITIES:
Payable for investment securities purchased	10,000,000
Payable to Investment Adviser	3,125,994
Payable for Chief Compliance Officer compensation	4,952
Payable to Trustees	28,042
Accrued service fees	319,310
Other accrued expenses	447,994
Total liabilities	13,926,292
Total net assets	$1,892,365,301

NET ASSETS CONSIST OF:
Capital stock	$1,883,066,428
Accumulated net investment loss	(35,489,549)
Accumulated undistributed net realized gain (loss) on:
Investments and foreign currency translation	7,973,287
Futures contracts	(61,526)
Unrealized appreciation (depreciation) on:
Investments and foreign currency translation	41,833,375
Futures contracts	(4,956,714)
Total net assets	$1,892,365,301

Net Assets	$1,892,365,301
Shares outstanding	186,135,043
Net asset value, offering and redemption price per share	$10.17

(1) Cost of Investments	$1,822,153,374
(2) Cost of foreign currencies	4,133,866

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Operations	For the period ended April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
INVESTMENT INCOME:
Dividend income	$67,600,642
Interest income	8,811,607
Total investment income	76,412,249
EXPENSES
Advisory fees (See Note 4)	15,252,677
Service fees	762,634
Fund accounting and administration fees	526,121
Legal fees	249,616
Federal and state registration fees	219,199
Offering costs	136,257
Audit and tax related fees	62,232
Custody fees	61,781
Transfer agency fees and expenses	49,947
Trustees fees and expenses	45,885
Chief Compliance Officer fees	29,951
Other expenses	316,181
Total net expenses	17,712,481
Net investment income	58,699,768
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized gain (loss) on:
Investments	6,651,562
Written options	998,918
Futures contracts	(61,526)
Foreign currency translation	322,807
Net change in unrealized depreciation on:
Investments	(39,997,458)
Futures contracts	(4,956,714)
Foreign currency translation	(697,984)
Net realized and unrealized loss	(37,740,395)
Net increase in net assets resulting from operations	$20,959,373

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2014(1)
OPERATIONS:
Net investment income (loss)	$58,699,768	$(10,263,232)
Net realized gain (loss) on:
Investments	6,651,562	51,352
Written options	998,918	—
Futures contracts	(61,526)	—
Foreign currency translation	322,807	(10,575)
Net change in unrealized appreciation (depreciation) on:
Investments	(39,997,458)	83,736,934
Futures contracts	(4,956,714)	—
Foreign currency translation	(697,984)	(1,208,117)
Net increase in assets resulting from operations	20,959,373	72,306,362

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(83,998,494)	—
Total Distributions	(83,998,494)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	969,284,350	945,935,385
Proceeds from shares issued to holders in reinvestment of dividends	77,072,444	—
Cost of shares redeemed	(93,290,260)	(16,003,859)
Net increase in net assets from capital share transactions	953,066,534	929,931,526
Total increase in net assets	890,027,413	1,002,237,888

NET ASSETS:
Beginning of period	1,002,337,888	100,000
End of period	$1,892,365,301	$1,002,337,888

Accumulated net investment loss	$(35,489,549)	$(10,190,823)

(1)	Commenced operations on December 9, 2013.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Cash Flows	For the Period Ended April 30, 2015

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
FOR THE PERIOD ENDED APRIL 30, 2015 (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$20,959,373
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain (loss) on investments:	33,993,141
Amortization of premium	94,754
Changes in assets and liabilities:
Foreign currency	(4,083,126)
Interest receivable	(571,144)
Investment receivable	(26,116,309)
Dividend receivable	(1,123,246)
Deferred offering expenses	136,257
Payable to Investment Adviser	1,443,559
Payable for investments purchased	10,000,000
Payable to Trustees	11,497
Accrued service fees	125,008
Payable for Chief Compliance Officer compensation	(49)
Accrued expenses and other liabilities	4,864
Other assets	(93,678)
Purchases of investments	(1,009,150,558)
Proceeds from sale of investments	200,917,125
Net purchases and sales of short-term investments	(86,415,660)
Net cash used in operating activities	(859,868,192)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	968,910,988
Payment on shares redeemed	(93,290,260)
Cash distributions to shareholders	(6,926,050)
Net cash provided in financing activities	868,694,678
Net increase (decrease) in cash	8,826,486
Cash, beginning of period	—
Cash, end of period	$8,826,486

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Financial Highlights	April 30, 2015

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	Period Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014(1)
Per Share Data:
Net Asset Value, Beginning of Period	$10.84		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)(2)	0.39		(0.13)
Net Realized and Unrealized Gains (Losses) on Investments	(0.14)		0.97

Total from Investment Operations	0.25		0.84

Less Distributions to Shareholders
Dividends from Net Investment Income	(0.92)		—

Total Distributions	(0.92)		—

Net Asset Value, End of Period	$10.17		$10.84

Total Return	2.30	%(3)	8.40	%(3)
Supplemental Data and Ratios:
Net Assets, End of Period (000s)	$1,892,365		$1,002,338
Ratio of Expenses to Average Net Assets	2.32	%(4)	2.43	%(4)
Ratio of Net Investment Income to Average Net Assets	7.70	%(4)	(1.42	)%(4)
Portfolio Turnover Rate	14.31	%(3)	0.56	%(3)

(1)	The Fund commenced operations on December 9, 2013.
(2)	Net investment gain (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered non-diversified closed-end management investment company issuing shares. As of April 30, 2015, the Trust consisted of one series (the “Fund”): the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Reinsurance Risk Premium Interval Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and does not charge a redemption fee. There are an unlimited number of authorized shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable laws, will conduct quarterly repurchase offers typically for 7.5% of the Fund’s outstanding shares at net asset value subject to approval of the Board of Trustees and in all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the Shares. The Shares are, therefore, not readily marketable.

The investment objective of Fund is to achieve long-term capital appreciation. The Fund seeks to achieve this objective by investing in event-linked bonds, Quota Shares and, to a lesser extent, event-linked swaps, equity securities and derivatives of equity securities of companies in the reinsurance industry.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds and similar restricted securities are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation Notes and Preference Shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Committee determines that the indicative price or firm bid is reasonable. The committee

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota Shares and private fund units are valued on a weekly basis and on the last business day of each month. The Adviser monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

Over-the-counter (“OTC”) options are valued at the mean of the bid and asked quotations. If bid and ask are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Fund’s valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining Fair Value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Fund believes to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Fund’s NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2015:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Global	$—	$68,045,486	$13,579,725	$81,625,211
Japan	—	5,013,475	—	5,013,475
Mexico	—	3,987,200	—	3,987,200
Turkey	—	1,248,250	—	1,248,250
United States	—	187,118,830	7,296,640	194,415,470
Total Event-Linked Bonds	—	265,413,241	20,876,365	286,289,606
Participation Notes (Quota Shares) (1)	—	—	198,552,662	198,552,662
Preference Shares (Quota Shares) (1)	—	—	1,189,861,129	1,189,861,129
Private Fund Units (1)	—	—	100,930,348	100,930,348
Money Market Funds	88,403,744	—	—	88,403,744

Total Assets	$88,403,744	$265,413,241	$1,510,220,504	$1,864,037,489
Other Financial Instruments*
Futures	$(4,956,714)	$—	$—	$(4,956,714)

Total	$(4,956,714)	$—	$—	$(4,956,714)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized depreciation on the instrument.
(1)	For further security characteristics, see the Fund’s Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)	PRIVATE FUND UNITS
Beginning Balance—November 1, 2014	$11,182,424	$19,925,877	$778,956,928	$48,992,065
Acquisitions	9,880,000	195,599,572	610,791,129	62,511,849
Dispositions	(116,064)	(16,210,000)	(95,071,714)	(12,705,753)
Realized gains	—	—	5,034,954	1,614,608
Realized losses	—	—	—	—
Return of capital	—	—	(74,596,603)	—
Change in unrealized appreciation	(69,995)	(762,787)	(35,253,565)	517,579
Transfers in/(out) of Level 3	—	—	—	—
Ending Balance—April 30, 2015	$20,876,365	$198,552,662	$1,189,861,129	$100,930,348

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2015:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/15	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event Linked Bonds	Financial Services	$5,044,000	Priced at Cost	Cost	$5.0MM	$5.0MM

Participation Notes (Quota Shares)	Financial Services	$178,809,903	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$0.5MM-$7.2MM $1.3MM-$16.9MM	$6.6MM $15.4MM

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/15	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Preference Shares (Quota Shares)	Financial Services	$909,418,372	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$0.1MM-$37.0MM $0.5MM-$51.0MM	$9.6MM $16.4MM

Private Fund Units	Financial Services	$100,930,348	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$1.5MM-$6.5MM $4.0MM-$15.5MM	$5.4MM $12.7MM

The Level 3 securities not listed above were priced using an indicative bid.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota shares are monitored daily for significant events that could affect the value of the instruments.

Derivative Transactions — The Fund engaged in derivatives and hedging activities during the period ended April 30, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for the Fund can be found in the Schedule of Investments.

Futures Contracts — The Fund may purchase and sell futures contracts. The Fund held futures contracts during the period ended April 30, 2015. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically- settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2015, were as follows:

Short futures contracts
Foreign Currency Contracts	$28,194,874
U.S. Treasury Contracts	3,205,217
Total short futures contracts	$31,400,091

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund wrote call or put options during the period ended April 30, 2015. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that the index options require cash settlement payments and do not involve the actual purchase or sale of securities.

The Fund engaged in options during the period ended April 30, 2015. The average market value of written options for the period ended April 30, 2015, was as follows:

Written Options	$218,920

The Fund did not transact in purchased options during the period ended April 30, 2015.

Transactions in options written during the period ended April 30, 2015 were as follows:

OTC Options	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	—	$—
Options written	1	1,048,927
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(1)	(1,048,927)

Outstanding, end of period	—	$—

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2015

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES TRANSACTIONS
FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
$—	$(61,526)	$—	$—	$998,918	$937,392

CHANGE IN UNREALIZED DEPRECIATION ON DERIVATIVES TRANSACTIONS
FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
$(4,931,775)	$—	$(24,939)	$—	$—	$(4,956,714)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

(b) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(d) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common types of event-linked bonds are known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest payments. In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes and weather-related phenomena.

(f) Quota Shares Quota Shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of, the claims up to the total amount invested.

(g) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

(h) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Fund’s statement of operations.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

The Fund may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments consist partially of event-linked bonds which provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

(i) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(j) Restricted Securities The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or net asset value per share.

For the period ended October 31, 2014, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
$72,409	$(40,777)	$(31,632)

These differences primarily relate to foreign currency gain/losses and investments in passive foreign investment companies PFICs.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

As of October 31, 2014, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments	$1,016,150,154
Unrealized Appreciation	95,203,079
Unrealized Depreciation	(107,876,942)
Net unrealized depreciation	(12,673,863)
Undistributed ordinary income	83,998,494
Undistributed long-term gains	—
Total undistributed earnings	83,998,494
Net unrealized depreciation	(12,673,863)
Other accumulated gain	1,013,363
Total accumulated earnings	$72,337,994

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to market-to-market adjustments on PFICs.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax provisions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2014, which is the Fund’s only open tax year. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.

In return for providing management services to the Funds, the Fund pays the Adviser an annual fee of 2.00% of that Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a Services Agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”) a fee of 0.10% of the average daily net assets of the Fund for the services provided and expenses incurred under the Services Agreement. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Organization and Offering Costs

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. All organization costs of $57,241 were paid by the Adviser. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These offering expenses were advanced by the Adviser, subject to recovery. The total amount of the offering costs incurred by the Fund is $297,480.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

The aggregate purchases and sales of securities (excluding short-term securities) by the Fund for the period ended April 30, 2015 were as follows:

Non U.S. Government
Purchases	$1,009,150,558
Sales	$126,320,531

9. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2015	PERIOD ENDED OCTOBER 31, 2014 (1)
Shares sold	95,164,509	93,966,278
Shares issued to holders in reinvestment of dividends	7,585,871	—
Shares redeemed	(9,043,520)	(1,548,095)
Net increase in shares	93,706,860	92,418,183
Shares outstanding:
Beginning of period	92,428,183	10,000
End of period	186,135,043	92,428,183

(1)	The Fund commenced operations on December 9, 2013.

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows

Repurchase Request Deadline	Repurchase Offer Amount (Shares)	Shares Tendered
November 12, 2014	6,933,981	1,318,515
February 20, 2015	12,229,899	5,747,171

10. Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

11. Additional Information

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, a portion of its outstanding shares at Net Asset Value.

12. Line of Credit

The Stone Ridge Reinsurance Risk Premium Interval Fund has a $150,000,000 line of credit (the “Line”), which is uncommitted, with U.S. Bank NA. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The line is not secured by the Trust’s assets. The Line has a one year term and is reviewed annually by the Board of Trustees. The current agreement runs through December 15, 2015. The interest rate as of April 30, 2015 was 2.25%. During the period ended April 30, 2015, the Reinsurance Risk Premium Interval Fund’s maximum borrowing was $100,000,000 and average borrowing was $11,602,210. This borrowing resulted in interest expenses of $131,250. These amounts are included in Other Expenses on the Funds’ Statement of Operations.

For the period ended April 30, 2015 the outstanding loan amount for Stone Ridge Reinsurance Risk Premium Interval Fund was $0.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Expense Example (Unaudited)

As a shareholder of the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”), you incur ongoing costs, including investment advisory fees and shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The first line of each of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,023.00	$11.64
Hypothetical (5%annual return before expenses)	$1,000.00	$1,013.29	$11.58

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.32%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Additional Information (Unaudited)

1. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 YQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust II

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date 6/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date 6/29/2015

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date 6/29/2015

* Print the name and title of each signing officer under his or her signature.